INCOME TAXES (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC statutory Income Tax Rate	25.00%	25.00%	25.00%
Effect of different tax rate of Holding and subsidiaries	(5.00%)	(11.00%)	(12.00%)
Effect of tax rates in foreign jurisdictions	5.00%	6.00%	6.00%
Expense not deductible for tax purpose	(2.00%)	(1.00%)	(1.00%)
Benefit of tax holiday	(16.00%)	(7.00%)	(3.00%)
Change in valuation allowance	4.00%	0.00%	(2.00%)
Release of prior year uncertain tax position	0.00%	(1.00%)	0.00%
Other	(1.00%)	(1.00%)	(2.00%)
Effective income tax rate	10.00%	10.00%	11.00%